Intangible Assets And Goodwill (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Indefinite lived intangible assets and goodwill	$ 399,338
Indefinite lived intangible assets and goodwill	725,668	399,338
Grower Licenses [Member]
IfrsStatementLineItems [Line Items]
Indefinite lived intangible assets and goodwill	326,330	154,000
Goodwill [member]
IfrsStatementLineItems [Line Items]
Indefinite lived intangible assets and goodwill		$ 245,338